Pension And Postretirement Benefit Costs (Schedule Of Pension Amounts Recognized In The Balance Sheet) (Details) (Pension Benefits [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent liability	$ (13,241,529)	$ (13,676,003)
Net amount recognized	$ (13,241,529)	$ (13,676,003)